Disclosures About Fair Value of Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS
Assets and liabilities measured at fair value on a recurring basis

	March 31, 2015
	Level 1	Level 2	Level 3	Total
	(Dollars in thousands)

Financial Assets:
Available-for-sale securities	$30,084	$149,954	$-	$180,038
Customer interest rate swaps	-	350	-	350

Financial Liabilities:
Correspondent interest rate swaps	$-	$362	$-	$362

	December 31, 2014
	Level 1	Level 2	Level 3	Total
	(Dollars in thousands)

Financial Assets:
Available-for-sale securities	$27,035	$160,530	$-	$187,565
Customer interest rate swaps	-	274	-	274

Financial Liabilities:
Correspondent interest rate swaps	$-	$287	$-	$287

	December 31, 2014
	Level 1	Level 2	Level 3	Total
	(Dollars in thousands)

Financial Assets:
Available-for-sale securities	$27,035	$160,530	$-	$187,565
Customer interest rate swaps	-	274	-	274

Financial Liabilities:
Correspondent interest rate swaps	$-	$287	$-	$287

	December 31, 2013
	Level 1	Level 2	Level 3	Total
	(Dollars in thousands)

Financial Assets:
Available-for-sale securities	$15,000	$183,237	$-	$198,237
Customer interest rate swaps	-	433	-	433

Financial Liabilities:
Correspondent interest rate swaps	$-	$456	$-	$456

Schedule of fair value of assets measured on a nonrecurring basis

	March 31, 2015
	Level 3	Total	Losses for the Three Months Ended March 31, 2015
	(Dollars in thousands)

Assets Measured on a Nonrecurring Basis:
Impaired loans	$2,467	$2,467	$323
Other real estate owned	-	-	-

	March 31, 2014
	Level 3	Total	Losses for the Three Months Ended March 31, 2014
	(Dollars in thousands)

Assets Measured on a Nonrecurring Basis:
Impaired loans	$7,769	$7,769	$71
Other real estate owned	-	-	-

	December 31, 2014
	Level 3	Total	Losses for the Year Ended December 31, 2014
	(Dollars in thousands)

Assets Measured on a Nonrecurring Basis:
Impaired loans	$1,277	$1,277	$160
Real estate acquired by foreclosure	1,820	1,820	141

	December 31, 2013
	Level 3	Total	Losses for the Year Ended December 31, 2013
	(Dollars in thousands)

Assets Measured on a Nonrecurring Basis:
Impaired loans	$9,390	$9,390	$3,865
Real estate acquired by foreclosure	1,961	1,961	333

Estimated fair values of the Company's financial instruments

	March 31, 2015
	Carrying Value	Level 1	Level 2	Level 3	Fair Value
	(Dollars in thousands)

Financial Assets:
Cash and short term investments	$129,108	$129,108	$-	$-	$129,108
Available-for-sale securities	180,038	30,084	149,954	-	180,038
Held-to-maturity securities	47,997	-	48,362	-	48,362
Other securities	10,000	10,000	-	-	10,000
Loans held-for-sale	939	939	-	-	939
Loans held for investment	1,810,842	-	-	1,799,619	1,799,619
Real estate acquired by foreclosure	4,863	-	-	4,863	4,863
Total	$2,183,787	$170,131	$198,316	$1,804,482	$2,172,929

Financial Liabilities:
Deposits	$1,931,851	$-	$1,934,954	$-	$1,934,954
Securities sold under agreements to repurchase	13,012	-	13,012	-	13,012
Other borrowed funds	7,323	-	7,340	-	7,340
Total	$1,952,186	$-	$1,955,306	$-	$1,955,306

	December 31, 2014
	Carrying Value	Level 1	Level 2	Level 3	Fair Value
	(Dollars in thousands)

Financial Assets:
Cash and short term investments	$68,923	$68,923	$-	$-	$68,923
Available-for-sale securities	187,565	27,035	160,530	-	187,565
Held-to-maturity securities	50,713	-	50,725	-	50,725
Other securities	11,365	11,365	-	-	11,365
Loans held-for-sale	573	573	-	-	573
Loans held for investment	1,799,155	-	-	1,788,454	1,788,454
Real estate acquired by foreclosure	4,863	-	-	4,863	4,863
Total	$2,123,157	$107,896	$211,255	$1,793,317	$2,112,468

Financial Liabilities:
Deposits	$1,845,713	$-	$1,849,281	$-	$1,849,281
Securities sold under agreements to repurchase	4,605	-	4,605	-	4,605
Other borrowed funds	47,586	-	47,561	-	47,561
Total	$1,897,904	$-	$1,901,447	$-	$1,901,447

	December 31, 2014
	Carrying Value	Level 1	Level 2	Level 3	Fair Value
	(Dollars in thousands)

Financial Assets:
Cash and short term investments	$68,923	$68,923	$-	$-	$68,923
Available-for-sale securities	187,565	27,035	160,530	-	187,565
Held-to-maturity securities	50,713	-	50,725	-	50,725
Other securities	11,365	11,365	-	-	11,365
Loans held-for-sale	573	573	-	-	573
Loans held for investment	1,799,155	-	-	1,788,454	1,788,454
Real estate acquired by foreclosure	4,863	-	-	4,863	4,863
Total	$2,123,157	$107,896	$211,255	$1,793,317	$2,112,468

Financial Liabilities:
Deposits	$1,845,713	$-	$1,849,281	$-	$1,849,281
Securities sold under agreements to repurchase	4,605	-	4,605	-	4,605
Other borrowed funds	47,586	-	47,561	-	47,561
Total	$1,897,904	$-	$1,901,447	$-	$1,901,447

	December 31, 2013
	Carrying Value	Level 1	Level 2	Level 3	Fair Value
	(Dollars in thousands)

Financial Assets:
Cash and short term investments	$34,757	$34,757	$-	$-	$34,757
Available-for-sale securities	198,237	15,000	183,237	-	198,237
Held-to-maturity securities	57,278	-	56,588	-	56,588
Other securities	7,730	7,730	-	-	7,730
Loans held for investment	1,359,415	-	-	1,342,269	1,342,269
Real estate acquired by foreclosure	6,690	-	-	6,690	6,690
Total	$1,664,107	$57,487	$239,825	$1,348,959	$1,646,271

Financial Liabilities:
Deposits	$1,447,372	$-	$1,452,900	$-	$1,452,900
Securities sold under agreements to repurchase	2,583	-	2,583	-	2,583
Other borrowed funds	46,858	-	46,895	-	46,895
Total	$1,496,813	$-	$1,502,378	$-	$1,502,378